Leases (Details) - Schedule of Right-Of-Use Assets - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Right-Of-Use Assets [Abstract]
Balance	€ 94,106	€ 55,730	€ 55,730
Additions	27,957	€ 7,944	109,506
Termination			(34,777)
Depreciation	(27,957)		(36,353)
Balance	€ 66,149		€ 94,106